Basis of preparation and significant accounting policies	12 Months Ended
Dec. 31, 2025
Accounting Policies, Changes In Accounting Estimates and Errors [Abstract]
Basis of preparation and significant accounting policies	Basis of preparation and significant accounting policies
Basis of preparation
The accompanying consolidated financial statements are presented in conformity with International Financial Reporting Standards (“IFRS Accounting Standards”) as issued by International Accounting Standard Board (“IASB”), and include the accounts of DDI and its controlled subsidiaries. All intercompany transactions, balances, and unrealized gains or losses have been eliminated. The consolidated financial statements were authorized for issuance by the board of directors on March 27, 2026.
Transition to IFRS Accounting Standards
The Company has adopted IFRS Accounting Standards as issued by IASB for the annual period beginning on January 1, 2024. In accordance with IFRS 1 First-Time Adoption of International Financial Reporting Standards (“IFRS 1”), the Company’s date of transition to IFRS Accounting Standards is January 1, 2023 (the “transition date”). Prior to the adoption of IFRS Accounting Standards, the Company previously prepared its consolidated financial statements, up to and including December 31, 2023, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Use of estimates
The preparation of financial statements in conformity with IFRS requires estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures. We regularly evaluate estimates and assumptions related to revenue recognition, deferred income tax assets, and valuation of goodwill and indefinite-lived intangible assets. We base our estimates and assumptions on current facts, historical experience, and various other factors that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and the actual results, future operating results may be affected.
Basis of consolidation
Subsidiaries are all entities over which the Company has control. Control is achieved when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date when control ceases.
Business combinations
The Company defines a business as comprising three key elements: inputs, processes, and outputs. It has elected not to apply the concentration test and instead conducted a detailed assessment focusing on the existence of inputs and processes that have the ability to create outputs to determine whether the transaction is an asset purchase or a business. From an input perspective, the Company assessed if the subject Company possesses essential economic resources, including tangible and intangible assets, which contribute to output generation. Notably, its intangible assets encompass customer relationships and development capabilities. In terms of processes, the Company has acquired operational research and development frameworks, strategic decision-making structures, and financial management systems. Furthermore, it has access to a skilled workforce capable of leveraging these resources, along with key managerial personnel and developers whose expertise facilitates output creation. From an output perspective, the subject Company has the capacity to generate revenue and cash flows from core operations and may also earn investment income.
The acquisition method of accounting is used to account for business combinations. The consideration transferred for the acquisition of a subsidiary comprises:
•fair values of the assets transferred,
•liabilities incurred to the former owners of the acquired business,
•equity interests issued by the Company,
•fair value of any asset or liability resulting from a contingent consideration arrangement, and
•fair value of any pre-existing equity interest in the subsidiary.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling interests in the acquired entity on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. Costs related to acquisition are expensed as incurred and included in administrative expenses.
When the Company acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances, acquiree’s operating policies or accounting policies and pertinent conditions as of the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.
Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss as a bargain purchase.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units (“CGUs”) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Where goodwill has been allocated to a CGU and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the CGU retained.
Fair value measurement
Fair value is defined as an exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy that prioritizes the inputs based on the observability as of the measurement date as follows:
•Level 1 Observable inputs for identical assets or liabilities, such as quoted prices in active markets;
•Level 2 Inputs other than quoted prices in active markets that are either directly or indirectly observable;
•Level 3 Unobservable inputs in which little or no market data exists; therefore they are developed using estimates and assumptions developed by us, which reflect those that a market participant would use.
Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement of assets and liabilities being measured within the fair value hierarchy.
Foreign currencies
The Company’s functional currency is Korean Won (“KRW”). The U.S. Dollar (“dollar,” “USD,” or “$”) is the functional currency of DDI-US, and the Euro (“EUR” or “€”) is the functional currency of SuprNation and WHOW Games. The accompanying consolidated financial statements are presented in USD, the reporting currency, to reflect its operating environment. this is because the majority of revenue from its overseas subsidiaries is denominated in USD, with key revenue-generating activities primarily conducted in the United States.
The consolidated financial position has been translated at the exchange rates prevailing at each financial position date. The consolidated statement of comprehensive income and statement of cash flows have been translated using the weighted-average exchange rates prevailing during the periods of each statement. The equity capital is denominated in the functional currency, KRW, and is translated at historical exchange rates. All translation adjustments resulting from translating into the reporting currency are accumulated as a separate component of accumulated other comprehensive income in shareholders’ equity.
Monetary items denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date, with the gain or loss arising from translation recorded as finance income (cost). Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Cash and cash equivalents
We consider all money market funds and short-term investments with a maturity of three months or less when acquired to be cash and cash equivalents. Cash and cash equivalents are held by high credit quality financial institutions and balances may exceed limits of United States federal deposit insurance. We have not experienced any losses resulting from these excess deposits.
For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash and short-term deposits, as defined above, net of outstanding bank overdrafts as they are considered an integral part of the Company’s cash management.
Financial assets
The Company's financial assets account is classified into the following categories: either financial assets at amortized cost or at fair value through profit or loss. Financial assets at amortized cost comprise account and other receivables, cash and cash equivalents, short-term investments and accrued income in the consolidated financial position. Also, the Company has financial assets at fair value through profit or loss as non-current assets.
Initial recognition and measurement
Financial assets are classified at initial recognition, as subsequently measured at amortized cost and fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. Except for accounts receivable that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Accounts receivable that do not contain a significant financing component or for which the Company has applied the practical expedient are measured at the transaction price determined under IFRS 15.
Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date (i.e., the date that the Company commits to purchase or sell the financial asset).
Subsequent measurement
For purposes of subsequent measurement, financial assets are classified into two categories:
•Financial assets at amortized cost (debt instruments); and
•Financial assets at fair value through profit or loss.
Financial assets at amortized cost (debt instruments)
The Company measures financial assets at amortized cost if both of the following conditions are met:
•The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
•The contractual terms of the financial asset result in cash flows that are solely payments of principal and interest on the outstanding principal amount at specified dates.
Subsequent to initial recognition, financial assets measured at amortized cost are carried at amortized cost using the effective interest rate (EIR) method. These assets are also assessed for impairment on a regular basis. Gains and losses arising from the derecognition, modification, or impairment of these assets are recorded in the consolidated statement of comprehensive income.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition, if doing so eliminates, or significantly reduces, an accounting mismatch.
Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the consolidated statement of comprehensive income.
Impairment of financial assets
Further disclosures relating to impairment of financial assets are also provided in the following notes:
▪Disclosures for significant assumptions
▪Accounts receivable
The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure (i.e., a lifetime ECL), irrespective of the timing of the default.
For accounts receivable and contract assets, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.
The Company considers a financial asset in default when contractual payments are past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before considering any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, and payables, net of directly attributable transaction costs.
The Company’s financial liabilities include accounts and other payables, loans and borrowings including bank overdrafts.
Subsequent measurement
The measurement of financial liabilities depends on their classification, as described below:
Accounts and other payables
These amounts represent liabilities for goods and services provided to the Company prior to the end of the fiscal year which are unpaid. Accounts and other payables are presented as current liabilities, unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.
Loans and borrowings
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statement of comprehensive income. This category generally applies to interest-bearing loans and borrowings.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of comprehensive income.
Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related cost is reflected in profit or loss in the period in which the cost is incurred.
Goodwill
Goodwill is tested for impairment annually as of October 1 and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
Trademarks
The Company acquired the trademarks in a business combination at their fair value as of the acquisition date and is expected to continue using them indefinitely. The Company assesses trademarks that have an indefinite useful life, are not subject to amortization, and are tested annually for impairment or more frequently if events and circumstances indicate impairment may have occurred. An impairment loss is recognized for the amount by which the trademarks’ carrying amount exceeds their recoverable amount. We base our measurement of fair value of indefinite-lived intangible assets, which primarily consist of trade name and trademarks, using the relief-from-royalty method. This method assumes that the trade name and trademarks have value to the extent that their owner is relieved of the obligation to pay royalties for the benefits received from them.
Customer relationships
With the acquisition of SuprNation, the Company recognizes the relationships with SuprNation’s existing customers as intangible assets. These relationships are expected to continue, providing reliable future sources of income and thus representing a valuable intangible asset for the Company. The customer relationships are considered wasting assets, as it is expected that some existing customers as of the valuation date will not return in subsequent reporting periods. These relationships are amortized on a straight-line basis over their useful life.
Purchased technology
The purchased technology represents platform technology assets acquired through the SuprNation acquisition. The platform continuously collects and processes user data by integrating sophisticated analytics and feedback mechanisms to optimize system performance and enhance the overall customer experience. The purchased technology is amortized on a straight-line basis over its useful life.
Gaming license
Gaming license represents social casino game and iGaming licenses acquired through the acquisitions of WHOW Games and SuprNation. The Company continuously generates advertising revenue and in-app purchase revenue through its developed and licensed game IP. Gaming license is amortized on a straight-line basis over its useful life.
Research and development costs
Research costs are expensed as incurred. Development costs on an individual project are recognized as an intangible asset when the Company can demonstrate:
▪The technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
▪Its intention to complete and its ability to use or sell the asset;
▪How the asset will generate future economic benefits;
▪The availability of resources to complete the asset; and
▪The ability to measure reliably the cost during development.
Following initial recognition of the development cost as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. It is amortized over the period of expected future benefit. During the period of development, the asset is tested for impairment annually.
A summary of the useful life applied to the Company’s intangible assets is as follows:

Trademarks	3 years, Indefinite
Customer relationships	4 years
Purchased technology	10 years
Development costs	3 years
Software	5 years
Gaming license	5 - 10 years
Impairment of non-financial assets
The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of (i) an asset’s or CGU’s fair value less costs of disposal and (ii) its value-in-use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or company of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount where impairment losses are recognized as other expense in the consolidated statement of comprehensive income.
In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly-traded companies or other available fair value indicators. In assessing value-in-use, the estimated future cash flows are discounted to their present value using an after-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
The Company bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Company’s CGUs to which the individual asset is allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is estimated and applied to project future cash flows covering more than five years.
For assets excluding goodwill and indefinite-lived intangible assets, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss excluding goodwill and indefinite-lived intangible assets is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized as other income in in the consolidated statement of comprehensive income.
Pension benefits and other retirement benefits
We operate a defined benefit pension plan in Korea, which requires contributions to be made to a separately administered fund. We also support defined contribution plans for employees of DDI-US. Under defined contribution plans, fixed contributions to designated funds are required, with no further obligation once the contributions are made. These contributions are recognized as an expense in the financial statements during the period in which the related employee services are rendered.
The cost of providing benefits under the defined benefit plan is determined using the projected unit credit method. Remeasurements, comprising of actuarial gains and losses, the effect of the asset ceiling excluding amounts included in net interest on the net defined benefit liability, and the return on plan assets excluding amounts included in net interest on the net defined benefit liability, are recognized immediately in OCI for the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.
Past service costs are recognized in profit or loss on the earlier of:
•The date of the plan amendment or curtailment, and
•The date that the Company recognizes related restructuring costs.
Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Company recognizes the following changes in the net defined benefit obligation under “sales and marketing,” “research and development,” and “General and administrative expenses” in the consolidated statement of comprehensive income:
•Service costs comprising current service costs, past-service costs, gains and losses on curtailments, and non-routine settlements; and
•Net interest expense or income.
Share-based payments
The Company operates cash-settled share-based payment arrangements granting awards to directors and employees of the Company. For cash-settled share-based payment transactions, the Company measures the goods or services acquired and the liability incurred at the fair value of the awards. Until the liability is settled, the liability is remeasured the fair value of the liability at each reporting date and at the date of settlement, with any changes in fair value recognized in profit or loss for the period.
Revenue recognition
Revenue recognition for social casino games
Our social and mobile apps operate on a free-to-play model, whereby game players may collect virtual currency free of charge through the passage of time or through targeted marketing promotions. If a game player wishes to obtain virtual currency above and beyond the level of free virtual currency available to that player, the player may purchase additional virtual currency. Once a purchase is completed, the virtual currency is deposited into the player’s account and is not separately identifiable from previously purchased virtual currency or virtual currency obtained by the game player for free.
Once obtained, virtual currency (either free or purchased) cannot be redeemed for cash nor exchanged for anything other than gameplay within our apps. When virtual currency is played on any of our games, the game player could “win” and would be awarded additional virtual currency or could “lose” and lose the future use of that virtual currency. We have concluded that our virtual currency represents consumable goods, because the game player does not receive any additional benefit from the games and is not entitled to any additional rights once the virtual currency is substantially consumed.
Control transfers when the virtual currency is consumed for gameplay. We recognize revenue from player purchases of virtual currency based on the consumption of this currency. We determined through a review of play behavior that game players generally do not purchase additional virtual currency until their existing virtual currency balances, regardless of source (e.g., bonus currency, gifted currency through social media channels, daily free chips, etc.), have been substantially consumed.
Based on an analysis of customers’ historical play behavior, purchase behavior, and the amount of virtual currency outstanding, we are able to estimate the rate at which virtual currency is consumed during gameplay. Accordingly, revenue is recognized using a user-based revenue model, with the period between purchases representing the relatively short timing difference between virtual currency purchase and consumption. We continuously gather and analyze detailed customer play behavior and assess this data in relation to our judgments used for revenue recognition.
Principal-agent considerations
Our revenue contracts are with game players who are our customers. We have exclusive control over all content, pricing, and overall functionality of games accessed by players. Our games are played on various third-party platforms for which the platform providers collect proceeds from our customers and remit us an amount after deducting a fee for processing and other agency services. We record revenue at the gross amount charged to our customers and classify fees paid to platform providers (such as Apple, Facebook, and Google) within cost of revenue.
Contract assets, contract liabilities and other disclosures
Customer payments are based on the payment terms established in our contracts. Payments for purchase of virtual currency are required at time of purchase, are non-refundable and relate to non-cancellable contracts that specify our performance obligations. All payments are initially recorded as revenue, as the player has no right of return after the purchase, consistent with our standard terms and conditions. Based on our analysis, at each period end, we estimate the number of days to consume virtual currency. This represents the revenue amount where the performance obligation has not been met and is deferred as a contract liability until we satisfy the obligation. The contract asset consists of platform fees for which revenue has not been recognized.
Revenue recognition for iGaming
The Company provides business-to-consumer (“B2C”) services in the form of online casino games (iGaming) and considers the related revenue to fall outside the scope of IFRS 15 Revenue from Contracts with Customers. Instead, it accounts for this revenue as derivatives under IFRS 9 Financial Instruments as it meets the definition of a derivative. The Company’s revenue is not recognized when a customer deposits funds.
Customer deposits remain classified as "customer deposits payable" until a bet is placed. When a bet is placed, the player liability is utilized and extinguished, while a separate derivative liability is recognized. The difference between extinguished player liability and newly recognized derivative liability represents the initial revenue recognized. The fair value of the derivative liability is determined based on the RTP (Return To Player) setting at the time the bet is placed reflecting the expected winnings to be paid out to the player. Revenue from online casino games is recognized at fair value, defined as the total amount staked by customers, net of expected winnings and any bonuses provided as promotional incentive to encourage betting.
They are subsequently remeasured when the transaction price is known and the amount payable is confirmed, at which point the movement is recorded as a gain or loss in our consolidated financial statements. Such gains and losses arise from similar transactions and are therefore offset within revenue.
Any open positions remaining at the reporting date are required to be measured at fair value. However, the Company has assessed the impact of these open positions, including the interplay of wins and bets, and determined that they do not have a material effect on the Company’s consolidated financial statements. As such, the fair value of these derivative instruments has not been recognized in the financial statements.
Income tax
The income tax expense or credit for the period is the tax payable on the current period’s taxable income, based on the applicable income tax rate for each jurisdiction, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation, and it considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Company measures its tax balances based on either the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.
Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.
Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.
Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
Leases
The Company assesses at contract inception whether a contract is, or contains, a lease. Generally, it determines that a lease exists when the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Company as a lessee
The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value underlying assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.
Right-of-use assets
The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Building	2 - 10 years
If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use assets are also subject to impairment. For more information, see the accounting policies on the impairment of non-financial assets.
Lease liabilities
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
The Company’s lease liabilities are included in interest-bearing loans and borrowings.
Short-term leases and leases of low-value underlying assets
The Company applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.